Securities and Exchange Commission
                             Washington, D.C. 20549

                                Rule 24f-2 Notice

                                       for

                          SHORT TERM INCOME FUND, INC.
                                600 Fifth Avenue
                            New York, New York 10020

                                    under the

                         Investment Company Act of 1940

                           Form N-1A File No. 2-65315

(i)      Fiscal year for which this Notice is filed:

         September 1, 1994 to August 31, 1995

(ii) Number or amount of securities of the same class or series, if any, which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 under the Investment Company Act of 1940 but which remained unsold at the beginning of such fiscal year:

         Money Market Portfolio    - None
         U.S. Government Portfolio - None

(iii) Number or amount of securities, if any, registered during such fiscal year other than pursuant to Rule 24f-2:

         Money Market Portfolio    - 92,872,375.29
         U.S. Government Portfolio - 65,332,103.59

(iv)     Number or amount of securities sold during such fiscal year:

         Money Market Portfolio common stock     - 1,212,777,827.74
         U.S. Government Portfolio common stock  - 1,684,701,146.88

(v) Number or amount of securities sold during such fiscal year in reliance upon Rule 24f-2:

         Money Market Portfolio common stock      - 1,119,905,452.45*
         U.S. Government Portfolio common stock   - 1,619,369,043.29*

Exhibit: Opinion of Messrs. Battle Fowler LLP
--------------------------------------------

* The filing fee of -0- is  calculated  in  accordance  with Rule  24f-2(c)  and
Section 6(b) of the Securities Act of 1933 and based on the following: the actual aggregate sales price of the 2,739,274,495.74 shares (of which 1,119,905,452.45 were shares of the Money Market Portfolio common stock and 1,619,369,043.29 were shares of the U.S. Government Portfolio common stock) sold during such fiscal year in reliance upon Rule 24f-2 was $2,739,274,495.74: the actual aggregate dollar amount of shares redeemed during the fiscal year was $2,884,533,762.22 (of which $1,467,078,747.08 were redemptions of the Money
Market Portfolio common stock and $1,417,455,015.14 were redemptions of the U.S. Government Portfolio common stock), 145,259,266.48 of which were previously used for reduction in filings made pursuant to Rule 24e-2(a) and 2,739,274,495.74 of which is being so used for reduction pursuant to this Rule 24f-2 Notice.


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                                    SIGNATURE


         Pursuant to the requirements of Rule 24f-2, Short Term Income Fund, Inc. has duly caused this Rule 24f-2 Notice to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on this 13th day of October, 1995.


                                             SHORT TERM INCOME FUND, INC.




                                             By: /s/Steven W. Duff
                                                 Steven W.Duff
                                                 President